Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (115,282)	$ (94,749)	$ (336,269)
Other comprehensive income (loss) - net of tax:
Adjustment to accrued pension liability	12	515	(2,299)
Unrealized net loss on foreign currency	(22,865)	(14,441)	(4,937)
Unrealized net (loss) gain on cash flow hedges	(13,058)	3,287	(3,354)
Other comprehensive loss - net of tax attributable to Americold Realty Trust, Inc.	(35,911)	(10,639)	(10,590)
Other comprehensive (loss) income attributable to noncontrolling interests	(236)	(91)	108
Total comprehensive loss	$ (151,429)	$ (105,479)	$ (346,751)